Fair value of financial assets and liabilities - Financial assets by category (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	₩ 21,544,756	$ 16,688,424	₩ 19,860,573
Financial assets at FVTOCI	37,891,495	29,350,500	33,085,080
Financial assets at amortised cost	397,144,320		384,029,245
Derivative assets (Designated for hedging)	26,708	$ 20,688	37,786
Total	456,607,279		437,012,684
Deposits
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	39,241		34,995
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	1,950,573		2,994,672
Derivative assets (Designated for hedging)	0		0
Total	1,989,814		3,029,667
Securities
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	14,880,479		10,676,985
Financial assets at FVTOCI	37,891,495		33,085,080
Financial assets at amortised cost	23,996,172		28,268,516
Derivative assets (Designated for hedging)	0		0
Total	76,768,146		72,030,581
Loans
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	782,716		899,228
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	358,577,179		343,918,560
Derivative assets (Designated for hedging)	0		0
Total	359,359,895		344,817,788
Derivative assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	5,798,329		8,206,181
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	0		0
Derivative assets (Designated for hedging)	26,708		37,786
Total	5,825,037		8,243,967
Other financial assets
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	43,991		43,184
Financial assets at FVTOCI	0		0
Financial assets at amortised cost	12,620,396		8,847,497
Derivative assets (Designated for hedging)	0		0
Total	₩ 12,664,387		₩ 8,890,681